Investment Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Investment Revenue [Abstract]
Summary of Interest and Fee Revenue
	Year ended December 31
	2021	2020	2019
Interest and fee revenue
Interest revenue from investments at amortized cost	1,654	—	—
Interest and fee revenue from investments at FVTPL	8,514	—	—
Interest revenue from cash	2,981	—	—
	13,149	—	—

Summary of Investment Revenue
	Year ended December 31
	2021	2020	2019
Investment revenue
Realized gains	20,213	—	—
Unrealized losses (note 9)	(64,714)	—	—
	(44,501)	—	—